Provisions - Other Foreign Subsidiaries - Present value of obligations (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Financial actuarial (gains)/losses	€ 25
Other Foreign Countries | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset) at beginning of period	10,717	€ 9,116	€ 9,534
Incorporation of Group companies, net	(84)	0	36
Current service cost	35	32	34
Interest cost	465	651	646
Pre-retirement cost	0	0	(6)
Effect of curtailment/settlement	(5)	(1)	(199)
Benefits paid	(544)	(666)	(634)
Benefits paid due to settlements	0	0	0
Contributions made by employees	3	5	5
Past service cost	5	6	3
Actuarial (gains)/losses	176	1,652	390
Demographic actuarial (gains)/losses	23	3	(59)
Financial actuarial (gains)/losses	153	1,649	449
Exchange differences and other items	(2,334)	(78)	(693)
Net defined benefit liability (asset) at end of period	€ 8,434	€ 10,717	€ 9,116